As filed on March 8, 2000                                     File No. 002-26125


                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                         Form N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
      Pre-Effective Amendment No.   __                              __
      Post-Effective Amendment No.  55                               X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
      Amendment No.    29                                            X


                            INVESCO STOCK FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                          New York, New York 10019-5820
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
__    immediately upon filing pursuant to paragraph (b)
__    on ______________, pursuant to paragraph (b)
 X    60  days  after   filing   pursuant  to   paragraph   (a)(1)
__    on _____________, pursuant to paragraph (a)(1)
__    75 days after filing pursuant to paragraph  (a)(2)
__    on _________,  pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | __________, 2000
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YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
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INVESCO STOCK FUNDS, INC.

INVESCO DYNAMICS FUND--INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND SEEKING CAPITAL APPRECIATION

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..............3
Fund Performance....................................4
Fees And Expenses...................................6
Investment Risks....................................7
Risks Associated With Particular Investments........7
Temporary Defensive Positions......................11
Fund Management....................................12
Portfolio Managers.................................12
Potential Rewards..................................13
Share Price........................................13
How To Buy Shares..................................14
Your Account Services..............................17
How To Sell Shares.................................17
Taxes..............................................19
Dividends And Capital Gain Distributions...........20
Financial Highlights...............................21

                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

This Prospectus will tell you more about:

[KEY ICON]          Investment Goals & Strategies
[ARROWS ICON]       Potential Investment Risks
[GRAPH ICON]        Past Performance
[INVESCO ICON]      Working With INVESCO
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[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This   Prospectus   contains   important   information   about  the  Fund's
Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has different expenses. You can choose the class of shares that is best for you. To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund attempts to make your investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of these securities. It can also invest in debt securities.

The Fund invests primarily invests in common stocks of mid-sized U.S. companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We require that securities purchased for the Funds meet the following standards:
o Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
o Leadership: They are leaders -- or emerging leaders -- in these markets, securing their position through technology, marketing, distribution or some other innovative means.
o Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

The Fund is subject to other principal risks such as market, liquidity, derivatives, options and futures, counterparty, interest rate, duration, foreign securities, lack of timely information and credit risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you can lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since  the  Fund's   Institutional  Class  shares  are  not  offered  until
___________, 2000, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. INVESTOR CLASS SHARES ARE NOT OFFERED IN THIS PROSPECTUS. INVESTOR CLASS AND INSTITUTIONAL CLASS RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. The table below shows average annual total returns for various periods ended December 31 for the Fund's Investor Class shares compared to the S&P MidCap 400 Index. The information in the chart and table illustrates the variability of the Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The chart below contains the following plot points:

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                                     DYNAMICS FUND - INVESTOR CLASS
                                  ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
-------------------------------------------------------------------------------------------------------
'90         '91        '92        '93        '94       '95       '96       '97       '98       '99
(6.35%)      67.00%     13.15%     19.10%    (1.95%)    37.55%    15.65%    24.09%    23.25%    71.80%

-------------------------------------------------------------------------------------------------------
Best Calendar Qtr.    12/99      38.83%
Worst Calendar Qtr.    9/90     (19.61%)
-------------------------------------------------------------------------------------------------------


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                                             AVERAGE ANNUAL TOTAL RETURN(1),(3)
                                                      AS OF 12/31/99
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                                            1 YEAR       5 YEARS      10 YEARS

Dynamics Fund - Investor Class              71.80%       33.11%       24.06%
S&P MidCap 400 Index(4)                     14.72%       23.05%       17.32%


(1) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distributions, and include the effect of the Fund's expenses.

(2) The total returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Institutional Class shares will differ only to the extent that the classes do not have the same expenses.

(3) Year-to-date return for Dynamics Fund--Investor Class was ____% as of the calendar quarter ended March 31, 2000.

(4) The S&P MidCap 400 Index is an unmanaged index indicative of domestic mid-capitalization stocks. Please keep in mind that the Index does not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Fund and are reflected in its annual returns.

FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fee to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account. The only Fund costs you pay are annual fund expenses that are deductible from Fund assets.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     DYNAMICS FUND--INSTITUTIONAL CLASS
     Management Fees                              0.52%
     Distribution and Service (12b-1) Fees        None
     Other Expenses(1)                            0.27%
                                                  -----
     Total Annual Fund Operating Expenses(1)      0.79%
                                                  =====

(1) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because the Fund's Institutional Class shares were not offered until _____________, 2000. Certain expenses of the Fund will be absorbed by INVESCO in order to ensure that expenses for the Fund's Institutional Class shares will not exceed _____% of the Fund's average net assets attributable to Institutional Class shares pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended July 31, 2000 are estimated to be ___% and ___%, respectively, of the Fund's average net assets attributable to Institutional Class shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remained the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would have been:


                1 year    3 years   5 years  10 years

                $---      $---      $---     $---

[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments.Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Funds. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries -- present and future -- may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

CREDIT RISK

The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

                   -----------------------------------------

The Fund  generally  invests in equity  securities  of  growing  companies.
However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

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INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S.              Market,
 banks that represent shares of foreign           Information,
 corporations held by those banks.                Political,
 Although traded in U.S. securities               Regulatory,
 markets and valued in U.S. dollars, ADRs         Diplomatic,
 carry most of the risks of investing             Liquidity and
 directly in foreign securities.                  Currency Risks
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DEBT SECURITIES
 Securities issued by private companies           Market, Credit,
 or governments repre senting an                  Interest Rate
 obligation to pay interest and to repay          and Duration
 principal when the security matures.             Risks
--------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED
SECURITIES                                        Market and
 Ordinarily, the Fund purchases                   Interest Rate
 securities and pays for them in cash at          Risks
 the normal trade settlement time.  When
 the Fund pur chases a delayed delivery
 or when-issued security, it promises to
 pay in the future  for example, when the
 security is actually available for
 delivery to the Fund.  The Fund's
 obligation to pay and the interest rate
 it receives, in the case of debt
 securities, usually are fixed when the
 Fund promises to pay.  Between the date
 the Fund promises to pay and the date
 the securities are actually received,
 the Fund receives no interest on its
 invest ment, and bears the risk that the
 market value of the when-issued security
 may decline.
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FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of              Currency,
 currency on a date in the future at an           Political,
 agreed-upon exchange rate might be used          Diplomatic,
 by the Fund to hedge against changes in          Counterparty and
 foreign currency exchange rates when the         Regulatory Risks
 Fund  invests in foreign  securities.
 Does not reduce  price  fluctuations  in
 foreign  securities,  or  prevent  losses
 if the  prices  of those  securities
 decline.
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FUTURES
 A futures contract is an agreement to            Market,
 buy or sell a specific amount of a               Liquidity and
 financial instrument (such as an index           Options and
 option) at a stated price on a stated            Futures Risks
 date. The Fund may use futures con
 tracts to provide liquidity and to hedge
 portfolio value.
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JUNK BONDS
 Debt securities that are rated BB or             Market, Credit,
 lower by S&P or Ba or lower by Moody's.          Interest Rate
 Tend to pay higher interest rates than           and Duration
 higher-rated debt securities, but carry          Risks
 a higher credit risk.
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INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
OPTIONS
 The obligation or right to deliver or            Credit,
 receive a security or other instrument,          Information,
 index or commodity, or cash payment              Liquidity and
 depending on the price of the underlying         Options and
 security or the per formance of an index         Futures Risks
 or other benchmark.  Includes options on
 specific securities and stock indices,
 and options on stock index futures.  May
 be used in the Fund's portfolio to
 provide liquidity and hedge portfolio
 value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
 These may include forward contracts,             Counterparty,
 swaps, caps, floors and collars.  They           Credit,
 may be used to try to manage the Fund's          Currency,
 foreign currency exposure and other              Interest Rate,
 investment risks, which can cause its net        Liquidity,
 asset value to rise or fall.  The Fund           Market and
 may use these financial instruments,             Regulatory Risks
 commonly known as "derivatives," to
 increase or decrease its exposure to
 changing securi ties prices, interest
 rates, currency exchange rates or other
 factors.
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REPURCHASE AGREEMENT
 A contract under which the seller of a           Credit and
 security agrees to buy it back at an             Counterparty
 agreed-upon price and time in the future.        Risks

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RULE 144A SECURITIES
 Securities that are not registered, but          Liquidity Risk
 which are bought and sold solely by
 institutional  investors. The Fund considers
 many Rule 144A securities to be "liquid,"
 although the market for such securities
 typically is less active than the public
 securities markets.
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[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $291 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $____ billion for more than _______ shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the period ended July 31, 1999:

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                                    ADVISORY FEE AS A PERCENTAGE OF
FUND                                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
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INVESCO Dynamics Fund               0.52% (Annualized)

Since the Fund's Institutional Class shares were not offered until ____________, 2000, Institutional Class shares paid no fees to INVESCO for its advisory services in the period ended July 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, a director and senior vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri--St. Louis and a B.S.B.A. from St. Louis University.

THOMAS WALD, a vice president of INVESCO, is the co-portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered

Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Tom  Wald is a  member  of the  INVESCO  Growth  Team,  which is led by Tim
Miller.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital over the long-term (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing in tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
 INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time).

Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. Each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class. Institutional Class shares are offered only to institutional investors and qualified retirement plans. Institutional Class shares are not available to retail investors.

The following chart shows several convenient ways to invest in the Fund. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interest of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000,000

MINIMUM SUBSEQUENT INVESTMENT. $250,000

EXCHANGE POLICY. You may exchange your shares in the Fund for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).


METHOD                        INVESTMENT MINIMUM            PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                      $1,000,000;                   This Fund is
Mail to:                      $250,000 for                  offered only to
INVESCO Funds Group,          each subse-                   institutional
Inc.,                         quent                         investors and
P.O. Box 173706,              investment.                   qualified
Denver, CO 80217-3706.                                      retirement plans.
You may send your check                                     This Fund is not
by overnight courier to:                                    available to
7800 E. Union Ave.                                          retail investors.
Denver, CO 80237.

METHOD                        INVESTMENT MINIMUM            PLEASE REMEMBER
--------------------------------------------------------------------------------
BY WIRE                       $1,000,000;                   This Fund is
You may send your             $250,000 for                  offered only to
payment by                    each subse-                   institutional
bank wire (call INVESCO       quent                         investors and
for                           investment.                   qualified
instructions).                                              retirement plans.
                                                            This Fund is not
                                                            available to retail
                                                            investors.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $1,000,000;                   This Fund is
Call 1-800-328-2234 to        $250,000 for                  offered only to
request your pur chase.       each subse-                   institutional
INVESCO will move money       quent                         investors and
from your designated          investment.                   qualified
bank/credit union check                                     retirement plans.
ing or savings account                                      This Fund is not
in order to purchase                                        available to
shares, upon your                                           retail investors.
telephone instructions,                                     You must forward
whenever you wish.                                          your bank account
                                                            information to
                                                            INVESCO prior to
                                                            using this option.
--------------------------------------------------------------------------------
BY PAL(R)                     $1,000,000;                   This Fund is
Your "Personal Account        $250,000 for                  offered only to
Line" is                      each subse-                   institutional
available for subsequent      quent                         investors and
purchases                     investment.                   qualified
and exchanges 24 hours a                                    retirement plans.
day.                                                        This Fund is not
Simply call                                                 available to
1-800-424-8085.                                             retail investors.
                                                            Be sure to write
                                                            down the
                                                            confirmation number
                                                            provided by PAL(R).
                                                            You must forward
                                                            your bank account
                                                            information to
                                                            INVESCO prior to
                                                            using this option.
--------------------------------------------------------------------------------
BY EXCHANGE                   $1,000,000;                   See "Exchange
Between two INVESCO           $250,000 for                  Policy."
funds. Call                   each subse-
1-800-328-2234 for            quent
prospectuses of               investment.
other  INVESCO  funds.
Exchanges  may be made
by  phone  or at our Web
site at www.invesco.com.
You may also establish an
automatic  monthly
exchange service
between two INVESCO funds;
call us for further details
and the correct form.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes ccount activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The following chart shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times-- particularly in periods of severe economic or market disruption-- when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

METHOD                   REDEMPTION MINIMUM                 PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE             $250 (or, if                       INVESCO's telephone
Call us toll-free        less, full                         redemption
at:                      liquidation of                     privileges may be
1-800-328-2234           the account) for                   modified or
                         a redemption                       terminated in the
                         check; $1,000 for                  future at INVESCO's
                         a wire to your                     discretion.
                         bank of record.
                         The maximum
                         amount which may
                         be redeemed by
                         telephone is
                         generally $25,000.
--------------------------------------------------------------------------------
IN WRITING               Any amount.                        The redemption
Mail your request to                                        request must be
INVESCO Funds Group,                                        signed by all
Inc., P.O. Box                                              registered account
173706, Denver, CO                                          owners. Payment
80217-3706. You may                                         will be mailed to
also send your                                              your address as it
request by overnight                                        appears on
courier to 7800 E.                                          INVESCO's records,
Union Ave., Denver,                                         or to a bank
CO 80237.                                                   designated by you
                                                            in writing.
--------------------------------------------------------------------------------
BY EXCHANGE                                                 See "Exchange
Between two INVESCO                                         Policy."
funds. Call                                                 When opening a new
1-800-328-2234 for                                          account, investment
prospectuses of                                             minimums apply.
other  INVESCO
funds.  Exchanges
may be made by phone
or at our Web site at
www.invesco.com.
You may also establish
an automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.
--------------------------------------------------------------------------------
PAYMENT TO THIRD         Any amount.                        All registered
PARTY                                                       account owners must
Mail your request to                                        sign the request,
INVESCO                                                     with signature
Funds Group, Inc.,                                          guarantees from an
P.O. Box                                                    eligible guarantor
173706, Denver, CO                                          financial
80217-3706.                                                 institution, such
                                                            as a commercial
                                                            bank or a
                                                            recognized national
                                                            or regional
                                                            securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually or at such other times as the Fund may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS). TAX-EXEMPT ACCOUNTS)

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Investor Class share. Since Institutional Class shares are new, financial information is not available for this class as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                   PERIOD
                                   ENDED
                                   JULY 31                       YEAR ENDED APRIL 30
-------------------------------------------------------------------------------------------------
                                   1999(a)        1999       1998        1997     1996       1995
DYNAMICS FUND -
INVESTOR CLASS
PER SHARE DATA
Net Asset Value - Beginning of
 Period                             $18.15      $16.41     $12.02      $13.61   $11.38     $10.15
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income (Loss)(b)       0.00        0.00     (0.05)      (0.04)     0.02       0.03
 Net Gains or Losses on Securities
 (Both Realized and Unrealized)       1.24        3.04       6.39      (0.19)     3.94       1.34
-------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS      1.24        3.04       6.34      (0.23)     3.96       1.37
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
 Income (c)                           0.00        0.00       0.00        0.00     0.02       0.03
Distributions from Capital Gains      0.00        1.30       1.95        1.36     1.71       0.11
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   0.00        1.30       1.95        1.36     1.73       0.14
-------------------------------------------------------------------------------------------------
Net Asset Value--End of Period      $19.39      $18.15     $16.41      $12.02   $13.61     $11.38
=================================================================================================

TOTAL RETURN                      6.83%(d)      20.83%     56.42%     (2.34%)   36.32%     13.57%

RATIOS
Net Assets--End of Period
 ($000 Omitted)                 $2,471,482  $2,044,321 $1,340,299    $762,396 $778,416   $421,600
Ratio of Expenses to Average
  Net Assets                   1.03%(e)(g)    1.05%(e)   1.08%(e)    1.16%(e) 1.14%(e)   1.20%(f)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                    (0.32%)(g)     (0.41%)    (0.43%)     (0.31%)    0.16%   0.33%(f)
Portfolio Turnover Rate             23%(d)        129%       178%        204%     196%       176%

(a) From May 1, 1999 to July 31, 1999, the Fund's current fiscal year end.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended July 31, 1999 and for the year ended April 30, 1999.

(c) Distributions in excess of net investment income for the year ended April 30, 1996, aggregated less than $0.01 on a per share basis.

(d) Based on operations for the period shown and, accordingly, are not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended April 30, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.22% and ratio of net investment income to average net assets would have been 0.31%.

(g) Annualized

_____________, 2000

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND--INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated __________, 2000 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. This information can be obtained by electronic request at the following email address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Funds are 811-1474 and 002-26125.

To reach PAL(R), your 24-hour Personal Account Line, call: 1-800-424-8085.

If you're in Denver, please visit one of our convenient Investor Centers:

Cherry Creek
155-B Fillmore Street

Denver Tech Center
7800 East Union Avenue






811-1474

                       STATEMENT OF ADDITIONAL INFORMATION

                            INVESCO STOCK FUNDS, INC.

           INVESCO Blue Chip Growth Fund - Investor Class and Class C INVESCO Dynamics Fund - Investor Class, Institutional Class and Class C
               INVESCO Endeavor Fund - Investor Class and Class C
            INVESCO Growth & Income Fund - Investor Class and Class C
         INVESCO Small Company Growth Fund - Investor Class and Class C
       INVESCO S&P 500 Index Fund - Investor Class and Institutional Class
             INVESCO Value Equity Fund - Investor Class and Class C




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085




                                    __, 2000

------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO Blue Chip Growth, INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth & Income, INVESCO Small Company Growth, INVESCO S&P 500 Index and INVESCO Value Equity Funds dated August 31, 1999, a Prospectus for INVESCO S&P 500 Index Fund - Institutional Class dated August 31, 1999, a Prospectus for INVESCO Dynamics Fund - Institutional Class dated __, 2000, and a Prospectus for the Class C shares of INVESCO Blue
Chip Growth, INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth & Income, INVESCO Small Company Growth, and INVESCO Value Equity Funds dated February 15, 2000, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectuses of the Investor Class and Class C shares of the Funds are also available through the INVESCO Web site at www.invesco.com.

TABLE OF CONTENTS

The Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27

Investments, Policies and Risks . . . . . . . . . . . . . . . . . . . . . . . 28

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . 47

Management of the Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . .50

Other Service Providers  . . . . . . . . . . . . . . . . . . . . . . . . . . .82

Brokerage Allocation and Other Practices . . . . . . . . . . . . . . . . . . .83

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 87

Tax Consequences of Owning Shares of a Fund . . . . . . . . . . . . . . . . . 88

Performance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .90

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 93

Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .94

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for periods prior to July 1, 1993 relates to FDF. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. and designated two series of shares of common stock of the Company as the INVESCO Dynamics Fund and the INVESCO Growth & Income Fund. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. and designated a third series of shares of common stock of the Company as the INVESCO Endeavor Fund. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc. On July 15, 1999, the Company assumed all of the assets and liabilities of INVESCO Blue Chip Growth Fund, a series of INVESCO Growth Fund, Inc.; INVESCO Small Company Growth Fund, a series of INVESCO Emerging Opportunity Funds, Inc.; INVESCO S&P 500 Index Fund, a series of INVESCO Specialty Funds, Inc.; and INVESCO Value Equity Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, management investment company currently consisting of seven portfolios of investments: INVESCO Blue Chip Growth Fund - Investor Class and Class C, INVESCO Dynamics Fund - Investor Class,
Institutional Class and Class C, INVESCO Endeavor Fund - Investor Class and Class C, INVESCO Growth & Income Fund - Investor Class and Class C, INVESCO Small Company Growth Fund - Investor Class and Class C, INVESCO S&P 500 Index Fund - Investor Class and Institutional Class and INVESCO Value Equity Fund Investor Class and Class C (each a "Fund" and collectively the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, the Investor Class shares of each Fund pay a 12b-1 distribution fee which is computed and paid monthly at an annual rate of 0.25% of average net assets attributable to Investor Class shares. The Class C shares of each Fund pay a 12b-1 distribution/ service fee which is computed and paid monthly at an aggregate annual rate of 1.00% of average net assets attributable to Class C shares.

Although S&P 500 Index Fund attempts to mirror the performance of the S&P 500 Composite Stock Price Index ("S&P 500"), the Fund is not affiliated in any way with Standard & Poor's ("S&P"). S&P is not involved in the determination of the prices and amount of the securities bought by the Fund, the sale of Fund shares or the calculation of the equation by which Fund shares are to be converted into cash.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, shareholders of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investor Services, Inc. ("Moody's") and S&P ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Growth & Income Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase, the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds, except for S&P 500 Index Fund, may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time.

Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS (ALL FUNDS, EXCEPT S&P 500 INDEX FUND) -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. As discussed in the Prospectuses, the adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special  Risks.   Financial  Instruments  and  their  use  involve  special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES (ALL FUNDS, EXCEPT S&P 500 INDEX FUND) -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES (All Funds, except S&P 500 Index Fund) -- Securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act.
Each Fund may not:

      1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

------------------------------------------------------------------------------------------
INVESTMENT               BLUE CHIP GROWTH    DYNAMICS       ENDEAVOR       GROWTH & INCOME
------------------------------------------------------------------------------------------
EQUITY SECURITIES        Unlimited           Unlimited      Unlimited      Unlimited
------------------------------------------------------------------------------------------
LOWER RATED              Not Allowed                                       Up to 25%
CORPORATE DEBT
SECURITIES
------------------------------------------------------------------------------------------
FOREIGN SECURITIES       Up to 25%           Up to 25%      Up to 25%      Up to 25%
(Percentages
exclude ADRs and
securities of
Canadian issuers.)
------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------
INVESTMENT               SMALL COMPANY GROWTH         S&P 500 INDEX        VALUE EQUITY
------------------------------------------------------------------------------------------
EQUITY SECURITIES        Normall, at least            Normally, those      Normally, at
                         65% in companies             listed in the S&P    least 65%
                         with market capi-            500 Index
                         talizations of $2
                         billion or less
------------------------------------------------------------------------------------------
LOWER RATED CORPO-       Up to 5%
RATE DEBT SECURITIES
------------------------------------------------------------------------------------------
FOREIGN SECURITIES       Up to 25%                    Only securities      Up to 25%
(Percentages exclude                                  that are listed
ADRs and securities                                   in the S&P 500
of Canadian issuers.)                                 Index
------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
              Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
              Series Trust)
      INVESCO Variable Investment Funds, Inc.

As of December 31, 1999, INVESCO managed 45 mutual funds having combined assets of over $31 billion, on behalf of more than 960,478 shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $___ billion in assets under management on March __, 2000.

AMVESCAP PLC's North American subsidiaries include:

    INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

          Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone com munica tions and processing of distributions.

    INVESCO,  Inc.,  Atlanta,   Georgia,  manages  individualized   investment
    portfolios  of  equity,   fixed-income   and  real  estate   securities  for
    institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily man ages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advi sory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

    A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

    A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

    A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds,  consistent with
     (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o supplying the Company with officers, clerical staff and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Blue Chip Growth and Dynamics Funds

   o 0.60% on the first $350 million of each Fund's average net assets;

   o 0.55% on the next $350 million of each Fund's average net assets;

   o 0.50% of each Fund's average net assets from $700 million;

   o 0.45% of each Fund's average net assets from $2 billion;

   o 0.40% of each Fund's average net assets from $4 billion;

   o 0.375% of each Fund's average net assets from $6 billion; and

   o 0.35% of each Fund's average net assets from $8 billion.

Endeavor and Growth & Income Funds

   o 0.75% on the first $500 million of each Fund's average net assets;

   o 0.65% on the next $500 million of each Fund's average net assets;

   o 0.55% of each Fund's average net assets from $1 billion;

   o 0.45% of each Fund's average net assets from $2 billion;

   o 0.40% of each Fund's average net assets from $4 billion;

   o 0.375% of each Fund's average net assets from $6 billion; and

   o 0.35% of each Fund's average net assets from $8 billion.

Small Company Growth Fund

   o 0.75% on the first $350 million of the Fund's average net assets;

   o 0.65% on the next $350 million of the Fund's average net assets;

   o 0.55% of the Fund's average net assets from $700 million;

   o 0.45% of the Fund's average net assets from $2 billion;

   o 0.40% of the Fund's average net assets from $4 billion;

   o 0.375% of the Fund's average net assets from $6 billion; and

   o 0.35% of the Fund's average net assets from $8 billion.

S&P 500 Index Fund

   o 0.25% of the Fund's average net assets.

Value Equity Fund

   o 0.75% on the first $500 million of the Fund's average net assets;

   o 0.65% on the next $500 million of the Fund's average net assets;

   o 0.50% of the Fund's average net assets from $1 billion;

   o 0.45% of the Fund's average net assets from $2 billion;

   o 0.40% of the Fund's average net assets from $4 billion;

   o 0.375% of the Fund's average net assets from $6 billion; and

   o 0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown below. Since the Funds' Class C shares were not offered until February 15, 2000 and Dynamics Fund - Institutional Class shares were not offered until ______ __, 2000, no advisory fees were paid with respect to Class C shares and Institutional Class shares for Dynamics Fund for the periods shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                                        Advisory                Total Expense          Total Expense
                                        Fee Dollars             Reimbursements         Limitations
                                        -----------             --------------         -------------
Blue Chip Growth Fund - Investor Class
July 31, 1999(a)                        $5,712,698              $0                     N/A
August 31, 1998                         $4,561,574              $0                     N/A
August 31, 1997                         $3,922,981              $0                     N/A
August 31, 1996                         $3,196,929              $0                     N/A


Dynamics Fund - Investor Class
July 31, 1999(b)                        $2,927,803              $0                     1.20%(c)
April 30, 1999                          $7,750,919              $0                     1.21%
April 30, 1998                          $5,874,212              $0                     1.21%
April 30, 1997                          $4,550,303              $0                     1.21%


Endeavor Fund - Investor Class
July 31, 1999(b)                        $  173,488              $0                     1.50%
April 30, 1999                          $  206,836              $0                     1.50%


Growth & Income Fund - Investor Class
July 31, 1999(b)                        $  107,949              $33,201                1.50%
April 30, 1999                          $  209,172              $53,659                1.50%


Small Company Growth Fund - Investor Class
July 31, 1999(d)                        $  512,934              $ 84,361                1.50%
May 31, 1999                            $1,973,393              $201,069                1.50%
May 31, 1998                            $2,334,680              $      0                1.50%
May 31, 1997                            $2,029,312              $ 59,729                1.50%


S&P 500 Index Fund - Institutional Class
July 31, 1999(e)                        $    9,042              $ 29,912                0.35%(f)
July 31, 1998                           $    3,729              $ 31,239                0.30%


S&P 500 Index Fund - Investor Class
July 31, 1999(e)                        $    99,317             $155,166                0.60%(g)
July 31, 1998                           $    10,030             $ 44,823                0.55%


Value Equity Fund - Investor Class
July 31, 1999(a)                        $ 2,756,316             $397,754                1.30%(h)
August 31, 1998                         $ 3,080,351             $164,235                1.25%
August 31, 1997                         $ 2,250,039             $      0                N/A
August 31, 1996                         $ 1,382,049             $      0                N/A

(a) For the period  September  1, 1998  through July 31, 1999
(b) For the period May 1, 1999 through July 31, 1999
(c) Effective May 13, 1999,  the Total Expense  Limitation  was changed to 1.20%
(d) For the period June 1, 1999 through July 31, 1999
(e) For the period  August 1, 1998 through July 31, 1999
(f) Effective  May 13,  1999,  the Total  Expense Limitation  was changed to
    0.35%
(g) Effective  May 13, 1999,  the Total Expense Limitation  was changed to 0.60%
(h) Effective  May 13, 1999,  the Total Expense Limitation was changed to 1.30%

THE SUB-ADVISORY AGREEMENT

With respect to the S&P 500 Index Fund, World Asset Management ("World") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated July 15, 1999 with INVESCO.

With respect to the Value Equity Fund, INVESCO Capital Management, a division of INVESCO, Inc. ("ICM") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated February 28, 1997 with INVESCO.

The Sub-Agreements provide that World and ICM, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolio of the respective Funds in conformity with each such Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of World or ICM; (e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, World and ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Funds. The fees are calculated at the following annual rates:


S&P 500 Index Fund

   o 0.07% on the first $10 million of the Fund's average net assets;

   o 0.05% on the next $40 million of the Fund's average net assets; and

   o 0.03% of the Fund's average net assets from $50 million.

 Value Equity Fund

   o 0.30% on the first $500 million of the Fund's average net assets;

   o 0.26% on the next $500 million of the Fund's average net assets;

   o 0.20% of the Fund's average net assets from $1 billion;

   o 0.18% of the Fund's average net assets from $2 billion;

   o 0.16% of the Fund's average net assets from $4 billion;

   o 0.15% of the Fund's average net assets from $6 billion; and

   o 0.14% of the Fund's average net assets from $8 billion.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999, and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

For the periods outlined in the table below for each Fund, the Funds' Investor Class shares paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO). Since the Funds' Class C shares were not offered until February 15, 2000 and Dynamics Fund - Institutional Class shares were not offered until _____ __, 2000, no fees were paid with respect to Class C shares and Institutional Class shares of Dynamics Fund for the periods shown below.

Blue Chip Growth Fund - Investor Class
                              July 31,                        August 31
Type of Fee                   1999(a)           1998             1997           1996
-----------                   --------          ----             ---------      ----
Advisory                      $5,712,698        $4,561,574       $3,922,981     $3,196,929
Administrative Services          248,879           131,098          112,386         92,412
Transfer Agency                1,500,795         1,160,513        1,066,438        751,390

Dynamics Fund - Investor Class
                              July 31,                        April 30
Type of Fee                   1999(b)           1999             1998           1997
-----------                   --------          ----             --------       ----
Advisory                      $2,927,803        $7,750,919       $5,874,212     $4,550,303
Administrative Services          236,694           226,800          170,476        130,696
Transfer Agency                  993,382         2,693,081        2,156,766      1,964,970

Endeavor Fund - Investor Class
                              July 31,          April 30,
Type of Fee                   1999(b)           1999(c)
-----------                   --------          --------
Advisory                      $  173,488        $  206,836
Administrative Services           12,209             9,217
Transfer Agency                   57,863            52,532

Growth & Income Fund - Investor Class
                              July 31,          April 30,
Type of Fee                   1999(b)           1999(d)
-----------                   --------          --------
Advisory                      $  107,949       $   209,172
Administrative Services            8,442            12,517
Transfer Agency                   47,918            70,040

Small Company Growth Fund - Investor Class
                              July 31                            May 31
Type of Fee                   1999(e)                 1999        1998        1997
-----------                   -------                 ----        ----        ----
Advisory                      $  512,934        $1,973,393        $2,334,680  $2,029,312
Administrative Services           33,164            54,324            56,738      50,600
Transfer Agency                  327,104         1,116,282         1,090,224   1,043,895

S&P 500 Index Fund - Institutional Class
                                       July 31
Type of Fee                   1999              1998
-----------                   --------          ----
Advisory                      $    9,042        $    3,729
Administrative Services            1,793             2,624
Transfer Agency                    2,447               266


S&P 500 Index Fund - Investor Class
                                       July 31
Type of Fee                   1999              1998
-----------                   --------          ----
Advisory                      $   99,317        $   10,030
Administrative Services           19,051             4,250
Transfer Agency                   76,345             7,631

Value Equity Fund - Investor Class
                              July 31,                          August 31
Type of Fee                   1999(a)                 1998        1997        1996
-----------                   --------                ----        ----        ----
Advisory                      $2,756,316        $3,080,351        $2,250,039  $1,382,049
Administrative Services           89,785            71,607            55,001      37,641
Transfer Agency                1,011,717           918,694           610,115     282,255

(a) From  September  1,  1998 to July 31,  1999
(b) From May 1, 1999 to July 31, 1999
(c) From October 28, 1998  (commencement  of  operations)  to April 30, 1999
(d) From July 1, 1998  (commencement  of operations) to April 30, 1999
(e) From June 1, 1999 to July 31, 1999

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
             Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
             Series Trust)
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.





Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

Mark H. Williamson(2)(3)      President, Chief        President, Chief
7800 E. Union Avenue          Executive Officer       Executive Officer and
Denver, Colorado              and Chairman of the     Chairman of the Board
Age:  48                      Board                   of INVESCO Funds
                                                      Group,  Inc.;  President,
                                                      Chief  Executive   Officer
                                                      and  Chairman of the Board
                                                      of  INVESCO  Distributors,
                                                      Inc.;  President,  Chief
                                                      Operating    Officer   and
                                                      Trustee of INVESCO  Global
                                                      Health    Sciences   Fund;
                                                      formerly,   Chairman   and
                                                      Chief Executive  Officer
                                                      of NationsBanc  Advisors,
                                                      Inc.;  formerly,  Chairman
                                                      of NationsBanc
                                                      Investments, Inc.

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

Fred A. Deering(1)(2)(7)(8)   Vice Chairman of the    Trustee of INVESCO Glo-
Security Life Center          Board                   bal Health Sciences
1290 Broadway                                         Fund; formerly,
Denver, Colorado                                      Chairman of the
Age:  72                                              Executive Committee
                                                      and  Chairman of the Board
                                                      of Security Life of Denver
                                                      Insurance         Company;
                                                      Director  of ING American
                                                      Holdings Company and First
                                                      ING   Life    Insurance
                                                      Company of New York.


Victor L. Andrews,          Director                  Professor Emeritus,
Ph.D.(4)(6)                                           Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age:  69                                              Department of Finance of
                                                      Georgia State University;
                                                      President,  Andrews Finan-
                                                      cial Associates, Inc.(con-
                                                      sulting  firm);  formerly,
                                                      member of the faculties of
                                                      the    Harvard    Business
                                                      School   and   the   Sloan
                                                      School  of  Management  of
                                                      MIT;   Director   of   The
                                                      Sheffield Funds, Inc.

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

Bob R. Baker(2)(4)            Director                Consultant (since
AMC Cancer Research Center                            2000) and President
1600 Pierce Street                                    and Chief Executive
Denver, Colorado                                      Officer (1989 to 2000)
Age:  63                                              of  AMC  Cancer   Research
                                                      Center, Denver,  Colorado;
                                                      until  mid-December  1988,
                                                      Vice Chairman of the Board
                                                      of     First      Columbia
                                                      Financial     Corporation,
                                                      Englewood,       Colorado;
                                                      formerly,  Chairman of the
                                                      Board and Chief  Executive
                                                      Officer of First  Columbia
                                                      Financial Corporation.


Charles W. Brady(3)           Director                Chairman of the Board
1315 Peachtree St., N.E.                              of INVESCO Global
Atlanta, Georgia                                      Health Sciences Fund;
Age:  64                                              Chief  Executive   Officer
                                                      and  Chairman  of AMVESCAP
                                                      PLC,  London,  England and
                                                      various   subsidiaries  of
                                                      AMVESCAP PLC.


Lawrence H. Budner(1)(5)      Director                Trust Consultant;
7608 Glen Albens Circle                               prior to June 30,
Dallas, Texas                                         1987, Senior Vice
Age:  69                                              President and Senior
                                                      Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

James T. Bunch(4)(5)          Director                Principal and Founder
3600 Republic Plaza                                   of Green Manning &
320 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age:  57                                              1988; Director and
                                                      Secretary  of Green
                                                      Manning & Bunch
                                                      Securities, Inc.,
                                                      Denver, Colorado since
                                                      September 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director
                                                      of Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

Wendy L. Gramm,               Director                Self-employed (since
Ph.D.(4)(6)                                           1993); Professor of
4201 Yuma Street, N.W.                                Economics and Public
Washington, DC                                        Administration,
Age:  55                                              University   of  Texas  at
                                                      Arlington;    formerly,
                                                      Chairman,    Commodity
                                                      Futures            Trading
                                                      Commission; Administrator
                                                      for     Information    and
                                                      Regulatory  Affairs at the
                                                      Office of  Management  and
                                                      Budget, Executive Director
                                                      of the Presidential Task
                                                      Force   on   Regulatory
                                                      Relief,  and  Director  of
                                                      the   Federal   Trade Com-
                                                      mission's  Bureau of Eco-
                                                      nomics.  Also, Director of
                                                      Chicago         Mercantile
                                                      Exchange,  Enron Corpora-
                                                      tion,  IBP,  Inc.,   State
                                                      Farm  Insurance   Company,
                                                      Independent    Women's
                                                      Forum,       International
                                                      Republic  Institute,   and
                                                      the  Republican  Women's
                                                      Federal    Forum.    Also,
                                                      Member    of    Board   of
                                                      Visitors,    College    of
                                                      Business  Administration,
                                                      University  of  Iowa,  and
                                                      Member    of    Board   of
                                                      Visitors, Center for Study
                                                      of Public  Choice,  George
                                                      Mason University.

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

Richard W. Healey(3)          Director                Director and Senior
7800 E. Union Avenue                                  Vice President of
Denver, Colorado                                      INVESCO Distributors,
Age:  45                                              Inc. since 1998;
                                                      formerly, Senior Vice
                                                      President of GT Glo-
                                                      bal-North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993
                                                      to 1996).


Gerald J. Lewis(1)(6)(7)      Director                Chairman of Lawsuit
701 "B" Street                                        Resolution Services,
Suite 2100                                            San Diego, California
San Diego, California                                 since 1987; Director
Age:  66                                              of General Chemical
                                                      Group, Inc., Hampdon,  New
                                                      Hampshire,  since  1996;
                                                      formerly,    Associate
                                                      Justice of the  California
                                                      Court     of      Appeals;
                                                      formerly,   Director  of
                                                      Wheelabrator    Tech-
                                                      nologies,   Inc.,   Fisher
                                                      Scientific,  Inc.,  Henley
                                                      Manufacturing,  Inc.,  and
                                                      California Coastal Proper-
                                                      ties, Inc.;  formerly,  Of
                                                      Counsel,   Latham  & Wat-
                                                      kins,  San Diego, Califor-
                                                      nia (1987 to 1997).

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

John W. McIntyre(1)(2)(5)(7)  Director                Retired. Formerly,
7 Piedmont Center                                     Vice Chairman of the
Suite 100                                             Board of Directors of
Atlanta, Georgia                                      the Citizens and
Age:  69                                              Southern  Corporation  and
                                                      Chairman  of the Board and
                                                      Chief  Executive  Officer
                                                      of   the    Citizens   and
                                                      Southern Georgia Corp. and
                                                      the  Citizens and Southern
                                                      National Bank;  Trustee of
                                                      INVESCO   Global  Health
                                                      Sciences   Fund,    Gables
                                                      Residential         Trust,
                                                      Employee's      Retirement
                                                      System   of   GA,    Emory
                                                      University,  and J.M. Tull
                                                      Charitable     Foundation;
                                                      Director  of Kaiser Foun-
                                                      dation   Health  Plans  of
                                                      Georgia, Inc.


Larry Soll, Ph.D.(4)(6)       Director                Retired.  Formerly,
345 Poorman Road                                      Chairman of the Board
Boulder, Colorado                                     (1987 to 1994), Chief
Age:  57                                              Executive Officer
                                                      (1982  to 1989 and 1993 to
                                                      1994) and President (1982
                                                      to 1989) of Synergen Inc.;
                                                      Director of Synergen since
                                                      incorporation  in  1982;
                                                      Director      of      Isis
                                                      Pharmaceuticals,     Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

Glen A. Payne                 Secretary               Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  52                                              Funds Group,  Inc.; Senior
                                                      Vice President,  Secretary
                                                      and  General   Counsel  of
                                                      INVESCO      Distributors,
                                                      Inc.; Secretary of INVESCO
                                                      Global   Health   Sciences
                                                      Fund;  formerly,   General
                                                      Counsel of  INVESCO  Trust
                                                      Company (1989 to1998) and
                                                      employee of a U.S. regula-
                                                      tory  agency,  Washington,
                                                      D.C. (1973 to 1989).


Ronald L. Grooms              Chief Accounting        Senior Vice President,
7800 E. Union Avenue          Officer, Chief Finan-   Treasurer and Director
Denver, Colorado              cial Officer and        of INVESCO Funds
Age:  53                      Treasurer               Group, Inc.; Senior
                                                      Vice President,
                                                      Treasurer and Direc-
                                                      tor of INVESCO
                                                      Distributors, Inc.;
                                                      Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988
                                                      to 1998).

Name, Address, and Age        Position(s) Held With   Principal Occupation(s)
                              Company                 During Past Five Years

William J. Galvin, Jr.        Assistant Secretary     Senior Vice President
7800 E. Union Avenue                                  and Assistant
Denver, Colorado                                      Secretary of INVESCO
Age:  43                                              Funds Group, Inc.;
                                                      Senior Vice President
                                                      and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company (1995 to
                                                      1998).


Pamela J. Piro                Assistant Treasurer     Vice President and
7800 E. Union Avenue                                  Assistant Treasurer
Denver, Colorado                                      of INVESCO Funds
Age:  39                                              Group, Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996
                                                      to 1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).


Alan I. Watson                Assistant Secretary     Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.;  formerly, Trust
Age:  58                                              Officer of INVESCO
                                                      Trust Company.


Judy P. Wiese                 Assistant Secretary     Vice President and
7800 E. Union Avenue                                  Assistant Secretary
Denver, Colorado                                      of INVESCO Funds
Age:  51                                              Group,   Inc.;   Assistant
                                                      Secretary    of    INVESCO
                                                      Distributors,        Inc.;
                                                      formerly, Trust Officer of
                                                      INVESCO Trust Company.

(1)   Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4) Member of the management liaison committee of the Company.

(5) Member of the brokerage committee of the Company.

(6) Member of the derivatives committee of the Company.

(7) Member of the legal committee of the Company.

(8) Member of the insurance committee of the Company.


The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the period ended July 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were 46 funds in the INVESCO Complex.


-----------------------------------------------------------------------------------------------
Name of             Aggregate           Benefits       Estimated                Total Compensa-
Person and          Compensation        Accrued As     Annual Benefits          tion  From
Position            From Company(1)     Part of        Upon Retirement(3)       INVESCO Com-
                                        Company                                 plex Paid To
                                        Expenses(2)                             Directors(7)
-----------------------------------------------------------------------------------------------
Fred A. Deering       $6,164            $8,033         $5,425                   $107,050
Vice Chairman of
the Board
-----------------------------------------------------------------------------------------------
Victor L. Andrews      5,589             7,684          5,981                     84,700
-----------------------------------------------------------------------------------------------
Bob R. Baker           5,672             6,862          8,016                     82,850
-----------------------------------------------------------------------------------------------
Lawrence H. Budner     5,561             7,684          5,981                     82,850
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Name of             Aggregate           Benefits       Estimated                Total Compensa-
Person and          Compensation        Accrued As     Annual Benefits          tion  From
Position            From Company(1)     Part of        Upon Retirement(3)       INVESCO Com-
                                        Company                                 plex Paid To
                                        Expenses(2)                             Directors(7)
-----------------------------------------------------------------------------------------------
James T. Bunch(4)          0                 0              0                          0
-----------------------------------------------------------------------------------------------
Daniel D. Chabris(5)   2,366             7,852          4,921                     34,000
-----------------------------------------------------------------------------------------------
Wendy L. Gramm         5,449                 0              0                     81,350
-----------------------------------------------------------------------------------------------
Kenneth T. King(5)     6,014             8,199          4,921                     85,850
-----------------------------------------------------------------------------------------------
Gerald J. Lewis(4)         0                 0              0                          0
-----------------------------------------------------------------------------------------------
John W. McIntyre       6,135                 0              0                    108,700
-----------------------------------------------------------------------------------------------
Larry Soll             5,449                 0              0                    100,900
-----------------------------------------------------------------------------------------------
Total                 48,399            46,314         35,245                    768,250
-----------------------------------------------------------------------------------------------
% of Net Assets   0.0010%(6)        0.0010%(6)                                0.0024%(7)
-----------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated  benefits accrued  with respect to the Defined  Benefit
Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds.
These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm and Messrs.
Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.
Although Mr.  McIntyre  became  eligible to participate  in the Defined  Benefit
Deferred Compensation Plan as of November 1, 1998, he was not included in the calculation of retirement benefits until November 1, 1999.


(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998.  Mr.
King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of July 31, 1999.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.

Messrs. Brady, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent
Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First
Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the boards for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified
Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit
Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced
Benefit  Payments will be made to him/her or to his/her  beneficiary  or estate.
The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO
Global Health Sciences Fund's board of trustees.  All trustees of INVESCO Global
Health Sciences Fund are also directors of the INVESCO Funds.


The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO
Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent
Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent
Director may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of February 29, 2000, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:




Blue Chip Growth Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Record                      13.91%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.   Record                       6.18%
c/o Liz Pezda M-110
P.O. Box 2975 H 19 B
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
FIIOC Agent                     Record                       5.25%
Employee Benefit Plans
100 Magellan Way, KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------


Endeavor Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Record                      26.62%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services     Record                       7.56%
Corp.
The Exclusive Benefit of
Customers
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate - Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------


Growth & Income Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Record                       27.70%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Nat'l Financial Services Corp.  Record                        6.48%
The Exclusive Benefit of Cust.
One World Financial Center
200 Liberty Street, 5th Floor
Attn:  Kate Recon
New York, NY 10281-1003
--------------------------------------------------------------------------------





Small Company Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------
Connecticut General Life        Record                       14.00%
Insurance
c/o Liz Pezda M-110
P.O. Box 2975 H 19 B
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Record                        9.57%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
FIIOC Agent                     Record                        7.03%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------
State Street Bank Cust          Record                        6.71%
RR Donnelley Deferred Comp
Plan Aggressive Equity Fund
US Mutual Fund Services Div.
PO Box 1713
Boston, MA 02105-1713
--------------------------------------------------------------------------------


S&P 500 Index Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------



INVESCO Trust Company           Record                       34.84%
Right Choice Managed Care Inc.
Supp Exec Retirement Plan
1831 Chestnut Street
St. Louis, MO 63103-2231
--------------------------------------------------------------------------------
INVESCO Trust Company           Record                       22.16%
Compass Group USA
Non-Qualified Plan IRPS
Attn: Kelly Allen
P.O. Box 1350
Winston-Salem, NC 27102-1350
--------------------------------------------------------------------------------
INVESCO Trust Company           Record                       18.48%
Right Choice Managed Care Inc.
Exec Def Retirement Plan
1831 Chestnut Street
St. Louis, MO 63103-2231
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Record                       14.84%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------




Value Equity Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Record                       6.74%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)

--------------------------------------------------------------------------------
INVESCO Trust Company           Record                       6.52%
Morris Communications Corp.
Employee's Profit Sharing
Retirement Plan
725 Broad Street
Augusta, GA 30901-1336
--------------------------------------------------------------------------------
INVESCO Trust Company           Record                       5.98%
The Ritz Carlton Hotel Company
LLC
Special Reserve Plan DC
400 Colony Square Suite 2200
1201 Peachtree Street NE
Atlanta, GA 30361-3500
--------------------------------------------------------------------------------
INVESCO Trust Company           Record                       5.90%
Carle Clinic Association
Profit Sharing Plan
602 West University Avenue
Urbana, IL 61801-2530
--------------------------------------------------------------------------------

As of March 1, 2000, officers and directors of the Company, as a group, beneficially owned less than 1% of each of the Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution, which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR  CLASS.  The Company has adopted a Plan and  Agreement of  Distribution
(the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.


CLASS C. The Company has adopted a Master Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares.
The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class
C shares of a Fund. Activities appropriate for financing under the Class C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class C Plan.

Of the aggregate amount payable under the Class C Plan,  payments to dealers and other  financial  institutions  that  provide  continuing  personal  shareholder services to their  customers  who purchase and own Class C shares of a Fund,  in amounts of up to 0.25% of the average  daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions are  characterized  as a service  fee.  Payments to dealers and other  financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based  sales charge pursuant to the Class C Plan.  Payments pursuant to the Class C Plan are subject to any applicable  limitations  imposed by rules of the National  Association of Securities Dealers,  Inc. ("NASD").  The Class C
Plan  conforms  to rules of the NASD by  limiting  payments  made to dealers and
other  financial   institutions  who  provide  continuing  personal  shareholder services to their  customers who purchase and own Class C shares of the Funds to no more  than  0.25% per annum of the  average  daily net  assets of the Class C shares of the Funds  attributable  to the customers of such dealers or financial institutions,  and by  imposing  a cap on the  total  sales  charges,  including asset-based sales charges, that may be paid by the Funds.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge
(0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.


A  significant  expenditure  under  the  Investor  Class  Plan and  Class C Plan
(collectively,  the "Plans") is  compensation  paid to securities  companies and
other   financial   institutions   and   organizations,    which   may   include
INVESCO-affiliated  companies,  in order to obtain various  distribution-related and/or administrative  services for the Funds. Each Fund is authorized by a Plan to use its  assets  to  finance  the  payments  made to obtain  those  services.
Payments will be made by IDI to broker-dealers who sell shares of a Fund and may
be  made  to  banks,   savings  and  loan   associations  and  other  depository
institutions.  Although  the  Glass-Steagall  Act limits the  ability of certain banks to act as  underwriters  of mutual fund  shares,  INVESCO does not believe that these  limitations  would  affect  the  ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined  otherwise in the future,  arrangements with banks might have to be modified  or  terminated,  and,  in that case,  the size of the Funds possibly  could  decrease to the extent  that the banks  would no longer  invest customer  assets in the Funds.  Neither the Company nor its  investment  adviser will give any preference to banks or other depository  institutions  which enter into  such  arrangements  when  selecting  investments  to be  made  by a  Fund.
Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

During the period ended July 31, 1999, the Funds made payments to IDI under the Investor Class Plan in the amounts of $2,507,538, $1,291,398, $49,244, $34,245,
$138,369,  $88,491,  and  $915,156  for Blue Chip Growth Fund - Investor  Class,
Dynamics Fund - Investor Class,  Endeavor Fund - Investor Class, Growth & Income
Fund - Investor Class, Small Company Growth Fund - Investor Class, S&P 500 Index
Fund - Investor Class and Value Equity Fund - Investor Class, respectively. In addition, as of July 31, 1999, $277,286, $524,406, $23,848, $12,940, $100,988,
$13,861 and $83,038 of additional distribution accruals had been incurred for Blue Chip Growth Fund - Investor Class, Dynamics Fund - Investor Class, Endeavor
Fund - Investor  Class,  Growth & Income Fund - Investor  Class,  Small  Company
Growth  Fund - Investor  Class,  S&P 500 Index  Fund - Investor  Class and Value
Equity Fund - Investor Class, respectively, and will be paid during the fiscal year ended July 31, 2000. Since the Funds' Class C shares were not offered until February 15, 2000, the Funds' Class C shares made no payments to IDI under the Class C Plan during the period ended July 31, 1999. For the fiscal year ended
July 31, 1999, allocation of 12b-1 amounts paid by the Funds' Investor Class for the following categories of expenses were:

Blue Chip Growth Fund - Investor Class

Advertising--$1,251,932;
Sales literature, printing, and postage--$259,217;
Direct Mail--$166,036;
Public Relations/Promotion--$112,722;
Compensation to securities dealers and other organizations--$396,205; and Marketing personnel--$321,426.

Dynamics Fund - Investor Class

Advertising--$333,433;
Sales literature, printing, and postage--$82,180;

Direct Mail--$39,011;
Public Relations/Promotion--$62,799;
Compensation to securities dealers and other organizations--$636,304; and Marketing personnel--$137,671.

Endeavor Fund - Investor Class

Advertising--$31,872;
Sales literature, printing, and postage--$3,067;
Direct Mail--$2,645;
Public Relations/Promotion--$2,056;
Compensation  to  securities  dealers  and  other   organizations--$6,726;   and
Marketing personnel--$2,878.

Growth & Income Fund - Investor Class

Advertising--$25,828;
Sales literature, printing, and postage--$2,003;
Direct Mail--$1,343;
Public Relations/Promotion--$1,013;
Compensation  to  securities  dealers  and  other   organizations--$2,727;   and
Marketing personnel--$1,331.

Small Company Growth Fund - Investor Class

Advertising--$6,605;
Sales literature, printing, and postage--$9,551;
Direct Mail--$8,895;
Public Relations/Promotion--$11,675;
Compensation  to  securities  dealers  and  other  organizations--$76,799;   and
Marketing personnel--$24,844.

S&P 500 Index Fund - Investor Class

Advertising--$24,616;
Sales literature, printing, and postage--$22,775;
Direct Mail--$2,760;
Public Relations/Promotion--$4,380;
Compensation  to  securities  dealers  and  other  organizations--$20,335;   and
Marketing personnel--$13,625.

Value Equity Fund - Investor Class

Advertising--$134,414;
Sales literature, printing, and postage--$68,376;
Direct Mail--$19,218;

Public Relations/Promotion--$26,709;
Compensation to securities dealers and other organizations--$573,142; and Marketing personnel--$93,297.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares;
however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of the affected class of the Fund's shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent
Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party.
No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to
Rule  12b-1  under the 1940  Act,  it shall  remain in effect as such,  so as to authorize  the use of Fund assets in the amounts and for the  purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940
Act, and rules thereunder. To the extent it constitutes an agreement pursuant to
a  plan,  a  Fund's   obligation  to  make  payments  to  IDI  shall   terminate
automatically,  in the event of such  "assignment."  In this  event,  a Fund may continue  to make  payments  pursuant  to a Plan only upon the  approval  of new arrangements  regarding  the use of the amounts  authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent  Directors,  by a vote cast in person at a meeting called for such purpose.  These new arrangements might or might not be with IDI.


On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders;
     and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers   LLP,  950  Seventeenth  Street,   Suite  2500,  Denver,
Colorado,  are the  independent  accountants  of the  Company.  The  independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of  Kirkpatrick & Lockhart LLP, 1800  Massachusetts  Avenue,  N.W., 2nd
Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver,
Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment  adviser to the Funds,  INVESCO places orders for the purchase and sale of  securities  with  broker-dealers  based upon an  evaluation  of the
financial   responsibility  of  the   broker-dealers  and  the  ability  of  the
broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio   transactions  also  may  be  effected  through  broker-dealers  that recommend the Funds to their clients,  or that act as agent in the purchase of a
Fund's shares for their  clients.  When a number of  broker-dealers  can provide comparable  best price and  execution on a particular  transaction,  INVESCO may consider  the sale of a Fund's  shares by a  broker-dealer  in  selecting  among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of underwriting discounts and brokerage commissions paid by each Fund for the periods outlined in the table below were:

Blue Chip Growth Fund
      Period Ended July 31, 1999(a)                         $3,975,896
      Year Ended August 31, 1998                             2,574,626
      Year Ended August 31, 1997                             5,300,030
      Year Ended August 31, 1996                             2,703,470


Dynamics Fund
      Period Ended July 31, 1999(b)                          $3,309,214
      Year Ended April 30, 1999                               7,689,483
      Year Ended April 30, 1998                               7,542,687
      Year Ended April 30, 1997                               5,707,197


Endeavor Fund
      Period Ended July 31, 1999(b)                          $1,463,690
      Period Ended April 30, 1999(c)                            466,439


Growth & Income Fund
      Period Ended July 31, 1999(b)                          $  165,787
      Period Ended April 30, 1999(d)                            438,309


Small Company Growth Fund
      Period Ended July 31, 1999(e)                          $1,414,200
      Year Ended May 31, 1998                                 3,319,634
      Year Ended May 31, 1997                                 4,167,020
      Year Ended May 31, 1996                                 3,987,784



S&P 500 Index Fund
      Year Ended July 31, 1999                               $   18,707
      Year Ended July 31, 1998                                        0



Value Equity Fund
      Period Ended July 31, 1999(a)                          $  272,645
      Year Ended August 31, 1998                                194,473
      Year Ended August 31, 1997                                470,619



(a) From  September  1,  1998 to July 31,  1999
(b) From May 1, 1999 to July 31, 1999
(c) From October 28, 1998  (commencement  of  operations)  to April 30, 1999
(d) From July 1, 1998  (commencement  of operations) to April 30, 1999
(e) From June 1, 1999 to July 31, 1999

For the fiscal year ended July 31, 1999,  brokers  providing  research  services received  $4,728,050 in commissions on portfolio  transactions  effected for the
Funds.  The  aggregate   dollar  amount  of  such  portfolio   transactions  was
$3,773,902,315.  Commissions totaling $206,673 were allocated to certain brokers in recognition  of their sales of shares of the Funds on portfolio  transactions of the Funds effected during the fiscal year ended July 31, 1999.

At July 31, 1999, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:


--------------------------------------------------------------------------------
         FUND                 BROKER OR DEALER            VALUE OF SECURITIES
                                                          AT JULY 31, 1999
--------------------------------------------------------------------------------
Blue Chip Growth              General Electric            $50,662,110
--------------------------------------------------------------------------------
Dynamics                      American Express            $45,000,000
                              Credit
--------------------------------------------------------------------------------
                              General Electric             30,000,000
                              Companies
--------------------------------------------------------------------------------
                              State Street Bank &           5,853,000
                              Trust
--------------------------------------------------------------------------------
                              Paine Webber Group            5,400,000
--------------------------------------------------------------------------------
Endeavor                      State Street Bank &          $3,745,000
                              Trust
--------------------------------------------------------------------------------
                              General Electric              1,486,215
--------------------------------------------------------------------------------
Growth & Income               General Electric            $ 2,078,630
--------------------------------------------------------------------------------
                              State Street Bank &           1,145,000
                              Trust
--------------------------------------------------------------------------------
                              American Express                615,273
--------------------------------------------------------------------------------
Small Company Growth          State Street Bank &         $80,476,000
                              Trust
--------------------------------------------------------------------------------
S&P 500 Index                 State Street Bank &           5,182,000
                              Trust
--------------------------------------------------------------------------------
                              General Electric              2,130,841
--------------------------------------------------------------------------------
                              Ford Motor                      344,654
--------------------------------------------------------------------------------
                              American Express                343,209
--------------------------------------------------------------------------------
                              Morgan Stanley Dean             296,421
                              Witter
--------------------------------------------------------------------------------
                              Merrill Lynch                   144,224
--------------------------------------------------------------------------------
                              Morgan (JP) & Co.               117,261
--------------------------------------------------------------------------------
                              CIGNA Corp                      109,970
--------------------------------------------------------------------------------
                              American General                105,230
--------------------------------------------------------------------------------
                              Sears Roebuck                    91,409
--------------------------------------------------------------------------------
                              Bank Boston Corp                 79,324
--------------------------------------------------------------------------------
                              State Street                     71,300
--------------------------------------------------------------------------------
                              PaineWebber Group                32,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         FUND                 BROKER OR DEALER            VALUE OF SECURITIES
                                                          AT JULY 31, 1999
--------------------------------------------------------------------------------
Value Equity                  State Street Bank &         $  5,686,000
                              Trust
--------------------------------------------------------------------------------
                              Ford Motor                     6,253,175
--------------------------------------------------------------------------------
                              General Electric               7,902,500
--------------------------------------------------------------------------------
                              American General               6,963,750
--------------------------------------------------------------------------------
                              State Street                   1,842,750
--------------------------------------------------------------------------------



Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to three billion five hundred million shares of common stock with a par value of $0.01 per share. As of February 29, 2000, the following shares of each Fund were outstanding:

Blue Chip Growth Fund -  Investor Class          208,981,830
Blue Chip Growth Fund - Class C                          311
Dynamics Fund - Investor Class                   218,968,709

Dynamics Fund - Institutional Class                        0

Dynamics Fund - Class C                                3,169
Endeavor Fund - Investor Class                    14,002,408
Endeavor Fund - Class C                                1,654
Growth & Income Fund - Investor Class              8,958,885
Growth & Income Fund - Class C                           421
Small Company Growth Fund - Investor Class        57,810,258
Small Company Growth Fund - Class C                       48
S&P 500 Index Fund - Institutional Class             355,770
S&P 500 Index Fund - Investor Class                5,415,869
Value Equity Fund - Investor Class                10,990,175
Value Equity Fund - Class C                               40

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor
Class and Class C shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule
12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable.
The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company  have equal  voting  rights based on one vote for each share owned.  The Company is not generally  required and does not expect to hold regular annual  meetings of  shareholders.  However,  when requested to do so in writing by the holders of 10% or more of the  outstanding  shares of the Company or  as  may  be  required  by  applicable  law  or  the  Company's  Articles  of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors.
Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular
Fund. Such distributions are not eligible for the dividends-received  deduction.
After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities.
Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.
Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund  may  invest  in the  stock of  "passive  foreign  investment  companies"
("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period  cited;  average  annual  total  return  represents  the  average  annual percentage  change in the value of an  investment.  Both  cumulative and average annual total returns tend to "smooth out"  fluctuations  in a Fund's  investment results, because they do not show the interim variations in performance over the
periods  cited.   More  information  about  the  Funds'  recent  and  historical performance is contained in the Company's Annual Report to Shareholders. You can
get a free copy by calling or writing to INVESCO using the  telephone  number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund  rankings  published by Lipper Inc.,  we may compare a
Fund to others in its appropriate  Lipper  category,  as well as the broad-based
Lipper general fund groupings. These rankings allow you to compare a Fund to its
peers.   Other  independent   financial  media  also  produce   performance-  or
service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 1999 was:



Name of Fund                                 1 Year            5 Year            10 Year or
------------                                 ------            ------            Since Inception
                                                                                 ---------------
Blue Chip Growth Fund - Investor Class       42.06%(a)         23.66%            16.87%
Dynamics Fund - Investor Class                6.83%(b)         25.43%            20.11%
Endeavor Fund - Investor Class                1.78%(b)         N/A               66.10%(c)
Growth & Income Fund - Investor Class         5.71%(b)         N/A               55.82%(d)
Small Company Growth Fund - Investor Class   12.67%(e)         18.45%            18.39%(f)
S&P 500 Index Fund - Institutional Class     20.40%            N/A               26.36%(g)
S&P 500 Index Fund - Investor Class          20.09%            N/A               26.92%(g)
Value Equity Fund - Investor Class           25.41%(a)         18.78%            13.56%

(a)  From September 1, 1998 to July 31, 1999
(b)  From May 1, 1999 to July 31, 1999
(c)  Since inception October 28, 1998
(d)  Since inception July 1, 1998
(e)  From June 1, 1999 to July 31, 1999
(f)  Since inception December 27, 1991
(g)  Since inception December 23, 1997

Average annual total return performance is not provided for each Fund's Class C shares since they are not offered until February 15, 2000. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In  conjunction  with  performance  reports,  comparative  data between a Fund's performance for a given period and other types of investment vehicles, including
certificates  of  deposit,   may  be  provided  to  prospective   investors  and
shareholders.

In conjunction with performance reports and/or analyses of shareholder  services for a Fund,  comparative data between that Fund's performance for a given period and  recognized  indices  of  investment  results  for the same  period,  and/or
assessments  of  the  quality  of  shareholder   service,  may  be  provided  to
shareholders. Such indices include indices provided by Dow Jones & Company, S&P,
Lipper  Inc.,  Lehman  Brothers,  National  Association  of  Securities  Dealers
Automated Quotations,  Frank Russell Company,  Value Line Investment Survey, the
American  Stock  Exchange,   Morgan  Stanley  Capital  International,   Wilshire
Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the
Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators.  In addition,  rankings,  ratings,  and  comparisons  of  investment performance  and/or  assessments of the quality of  shareholder  service made by
independent  sources  may  be  used  in  advertisements,   sales  literature  or
shareholder  reports,  including reprints of, or selections from,  editorials or articles  about  the  Fund.  These  sources  utilize  information  compiled  (i)
internally;  (ii) by  Lipper  Inc.;  or  (iii) by  other  recognized  analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Blue Chip Growth Fund                                 Large-Cap Growth Funds
Dynamics Fund                                         Mid-Cap Growth Funds
Endeavor Fund                                         Mid-Cap Growth Funds
Growth & Income Fund                                  Large-Cap Core Funds
Small Company Growth Fund                             Small-Cap Growth Funds
S&P 500 Index Fund                                    S&P 500 Funds
Value Equity Fund                                     Multi-Cap Growth Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:


AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH



FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended July 31, 1999, are incorporated herein by reference from INVESCO Stock Funds, Inc.'s Annual
Report to Shareholders dated July 31, 1999.




APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds  rated Aaa are  judged  to be of the best  quality.  They  carry the
smallest   degree  of  investment   risk  and  are  generally   referred  to  as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various  protective  elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack  characteristics  of the desirable  investment.
Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.


AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.


                                 PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS

               (a)  Articles of Incorporation filed April 2, 1993.(2)

                  (1) Articles of Amendment to Articles of  Incorporation  filed
                  June 26, 1997.(3)

                  (2) Articles  Supplementary to Articles of Incorporation filed
                  May 18, 1998.(5)

                  (3) Articles of Amendment of Articles of  Incorporation  filed
                  August 28, 1998.(6)

                  (4) Articles of Amendment to Articles of  Incorporation  filed
                  October 29, 1998.(8)

                  (5) Articles of Amendment to Articles of  Incorporation  filed
                  May 24, 1999.(7)

                  (6) Articles of Amendment to Articles of  Incorporation  filed
                  July 15, 1999.(8)

                  (7)  Articles of Transfer of INVESCO  Growth  Funds,  Inc. and
                  INVESCO Stock Funds, Inc., filed July 15, 1999.(9)

                  (8) Articles of Amendment of Articles of  Incorporation  filed
                  July 14, 1999.(11)

                  (9)  Articles  of  Transfer  of INVESCO  Emerging  Opportunity
                  Funds,  Inc.  and INVESCO  Stock Funds,  Inc.,  filed July 15,
                  1999.(9)

                  (10)  Articles of  Amendment  and  Restatement  of Articles of
                  Incorporation filed December 2, 1999.(11)

                  (11) Form of Articles of Amendment to Articles of Amendment and Restatement of Articles of Incorpration filed ________, 2000.

               (b)  Bylaws, as amended July 21, 1993.(2)

               (c) Not applicable.

               (d)(1) Investment Advisory Agreement between Registrant and
                  INVESCO Funds Group, Inc. dated February 28, 1997.(3)

                    (a)  Amendment dated June 30, 1998 to Advisory Agreement.(4)

                    (b)  Amendment dated September 18, 1998 to Advisory
                    Agreement.(8)

                    (c)  Amendment dated May 13, 1999 to Advisory Agreement.(9)

                       (d) Amendment dated July 15, 1999 to Advisory
                       Agreement.(11)

                  (2)  Form of Sub-Advisory Agreement between INVESCO Funds
                  Group, Inc. and World Asset Management with respect to INVESCO
                  S&P 500 Index Fund.(11)

                  (3)  Form of Sub-Advisory Agreement between INVESCO Funds
                  Group, Inc. and INVESCO Capital Management, Inc. with respect to INVESCO Value Equity Fund.(11)

               (e)(1) Distribution Agreement between Registrant and INVESCO
                  Distributors, Inc. dated September 30, 1997.(4)

                       (a) Amendment dated September 18, 1998 to
                       Distribution Agreement.(11)

                       (b) Amendment  dated July 15, 1999 to  Distribution
                       Agreement.(11)

               (f)(1) Amended Defined Benefit Deferred Compensation Plan for
                  Non-Interested Directors and Trustees.(11)

               (g)Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(1)

                  (1) Amendment to Custody Agreement dated October 25, 1995.(3)

                  (2) Data Access Services Addendum.(4)

                  (3) Additional Fund Letter dated April 15, 1998.(4)

                  (4) Additional Fund Letter dated August 27, 1998.(8)

                  (5) Additional Fund Letter dated July 14, 1999.(11)

                  (6) Amended Fee Schedule effective January 1, 2000.(11)

               (h)(1) Transfer Agency Agreement between  Registrant and INVESCO
                  Funds Group, Inc. dated February 28, 1997.(3)

                       (a) Amendment dated October 29, 1998 to Transfer Agency
                       Agreement.(9)

                  (2) Administrative Services Agreement between the Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                       (a) Amendment dated May 18, 1997 to Administrative
                       Services Agreement.(11)

                       (b) Amendment dated June 29, 1998 to Administrative
                       Services Agreement.(9)

                       (c) Amendment dated October 16, 1998 to Administrative
                       Services Agreement.(9)

                       (d) Amendment dated May 13, 1999 to Administrative
                       Services Agreement.(9)

               (i)(1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated
               January 16, 1968.(4)

                  (2) Opinion and  consent of counsel  with  respect to INVESCO
                  Blue Chip Growth  Fund,  INVESCO  Small  Company Growth Fund,
                  INVESCO S&P 500 Index Fund and INVESCO Value Equity Fund as to the legality of the securities being registered dated
                  July 14, 1999.(7)

               (j) Consent of Independent Accountants.

               (k) Not applicable.

               (l) Not applicable.

               (m)(1)  Amended  Plan  and   Agreement  of   Distribution   dated
                  September  30, 1997  adopted  pursuant to Rule 12b-1 under the
                  Investment  Company  Act of 1940 with  respect  to the  Funds'
                  Investor Class shares.(11)

                       (a) Amendment dated August 28, 1998 to Amended Plan and
                       Agreement of Distribution Pursuant to Rule 12b-1.(11)

                       (b) Amendment dated October 29, 1998 to Amended Plan and
                       Agreement of Distribution Pursuant to Rule 12b-1.(11)

                  (2) Form of Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment
                  Company Act of 1940 dated January ___, 2000 with respect to the Funds' Class C shares.(11)

               (n) Not Applicable.

               (o)(1) Plan pursuant to Rule 18f-3 under the  Investment  Company
                  Act of 1940 with respect to INVESCO S&P 500 Index Fund adopted
                  February 3, 1999.(9)

                  (2) Plan  pursuant  to Rule  18f-3  under the  Investment
                  Company Act of 1940 with  respect to INVESCO  Blue Chip Growth
                  Fund adopted November 9, 1999.(11)

                  (3) Plan  pursuant  to Rule  18f-3  under the  Investment
                  Company Act of 1940 with respect to INVESCO Dynamics Fund adopted November 9, 1999.(11)

                  (4) Plan  pursuant  to Rule  18f-3  under the  Investment
                  Company Act of 1940 with respect to INVESCO Endeavor Fund adopted November 9, 1999.(11)

                  (5) Plan  pursuant  to Rule  18f-3  under the  Investment
                  Company  Act of 1940 with  respect to INVESCO  Growth & Income
                  Fund adopted November 9, 1999.(11)

                  (6) Plan  pursuant  to Rule  18f-3  under the  Investment
                  Company  Act of 1940 with  respect  to INVESCO  Small  Company
                  Growth Fund adopted November 9, 1999.(11)

                  (7) Plan  pursuant  to Rule  18f-3  under the  Investment
                  Company Act of 1940 with respect to INVESCO Value Equity Fund adopted November 9, 1999.(11)

(1) Previously filed with Post-Effective Amendment No. 44 to the Registration
Statement on June 22, 1993, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement on August 27, 1996 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 46 to the Registration
Statement on June 30, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 47 to the Registration
Statement on April 16, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 48 to the Registration
Statement on July 10, 1998, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 49 to the Registration
Statement on August 28, 1998, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 50 to the Registration
Statement on July 14, 1999, and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement on July 15, 1999 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 52 to the Registration
Statement on August 31, 1999 and incorporated by reference herein.

(10)Previously filed with Post-Effective Amendment No. 53 to the Registration
Statement on November 4, 1999 and incorporated by reference herein.

(11)Previously filed with Post-Effective Amendment No. 54 to the Registration
Statement on January 31, 2000 and incorporated by reference herein.



ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO STOCK
            FUNDS, INC.(THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.



----------------------------------------------------------------------------------------------------------
Name                          Position with Adviser           Principal Occupation and Company Affiliation
----------------------------------------------------------------------------------------------------------
Mark H. Williamson            Chairman,                       President & Chief Executive
                              Director and                    Officer
                              Officer                         INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Raymond R. Cunningham         Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Ronald L. Grooms              Officer &                       Senior Vice President & Treasurer
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Richard W. Healey             Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
William R. Keithler           Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Charles P. Mayer              Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Timothy J. Miller             Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Glen A. Payne                 Officer                         Senior Vice President, Secretary
                                                              & General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
John R. Schroer, II           Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Marie E. Aro                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Stacie Cowell                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Elroy E. Frye, Jr.            Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Linda J. Gieger               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Mark D. Greenberg             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Brian B. Hayward              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Richard R. Hinderlie          Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Stuart Holland                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Thomas M. Hurley              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Patricia F. Johnston          Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Campbell C. Judge             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Steve King                    Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Thomas A. Kolbe               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Ronald C. Lively              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Peter M. Lovell               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
James F. Lummanick            Officer                         Vice President & Assistant
                                                              General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
George A. Matyas              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Trent E. May                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Corey M. McClintock           Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Douglas J. McEldowney         Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Stephen A.  Moran             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Jeffrey G. Morris             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Laura M. Parsons              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Jon B. Pauley                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Pamela J. Piro                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Anthony R. Rogers             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Gary L. Rulh                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
James B. Sandidge             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
John S. Segner                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Terri B. Smith                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Tane T. Tyler                 Officer                         Vice President & Assistant
                                                              General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Thomas R. Wald                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Alan I. Watson                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Judy P. Wiese                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Thomas H. Scanlan             Officer                         Regional Vice President
                                                              INVESCO Funds Group, Inc.
                                                              12028 Edgepark Court
                                                              Potomac, MD 20854
----------------------------------------------------------------------------------------------------------
Reagan A. Shopp               Officer                         Regional Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Michael D. Legoski            Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
William S. Mechling           Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Donald R. Paddack             Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Kent T. Schmeckpeper          Officer                         Assistant Vice President
                                                              Account Relationship Manager
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer                         Assistant Secretary
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

ITEM 27.   (a)    PRINCIPAL UNDERWRITERS

                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

           (b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Company
------------------      ------------            -------------
William J. Galvin, Jr.  Senior Vice             Assistant Secretary
7800 E. Union Avenue    President &
Denver, CO  80237       Asst. Secretary


Ronald L. Grooms        Senior Vice             Treasurer,
7800 E. Union Avenue    President,              Chief Fin'l
Denver, CO  80237       Treasurer, &            Officer, and
                        Director                Chief Acctg. Off.

Richard W. Healey       Senior Vice
7800 E. Union Avenue    President  &
Denver, CO  80237       Director

Charles P. Mayer        Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant Treasurer     Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese           Assistant Secretary     Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson      Chairman of the Board,  Chairman of the Board,
7800 E. Union Avenue    President, & Chief      President & CEO
Denver, CO 80237        Executive Officer


           (c)    Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

           Mark H. Williamson
           7800 E. Union Avenue
           Denver, CO  80237

ITEM 29.   MANAGEMENT SERVICES

           Not applicable.

ITEM 30.   UNDERTAKINGS

           Not applicable


Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Company certifies that it has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 8th day of March, 2000.

Attest:                                   INVESCO Stock Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
------------------------------            ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
-------------------------------           -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*                    /s/ Fred A. Deering*
-------------------------------           -----------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker*                         /s/ Larry Soll*
-------------------------------           -----------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Charles W. Brady*                     /s/ Wendy L. Gramm*
-------------------------------           -----------------------------
Charles W. Brady, Director                Wendy L. Gramm, Director

/s/ James T. Bunch*                       /s/ Gerald J. Lewis*
-------------------------------           -----------------------------
James T. Bunch, Director                  Gerald J. Lewis, Director

By                                        By  /s/ Glen A. Payne
-----------------------------             -------------------------
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration
Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with exception of Messrs. Bunch and Lewis) have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994,
June 22, 1995, June 30, 1997 and August 28, 1998, respectively.




                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

      a(11)                                  109
      j                                      112
      99.POA Bunch                           113
      99.POA Lewis                           114













